Document and Entity Information	Aug. 14, 2015
Prospectus:
Document Type	497
Document Period End Date	Aug. 14, 2015
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Aug. 14, 2015
Document Effective Date	Aug. 14, 2015
Prospectus Date	Feb. 27, 2015
Direxion Daily Regional Banks Bull 3X Shares | Direxion Daily Regional Banks Bull 3X Shares
Prospectus:
Trading Symbol	DPST
Direxion Daily Regional Banks Bear 3X Shares | Direxion Daily Regional Banks Bear 3X Shares
Prospectus:
Trading Symbol	WDRW